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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-21507

Evergreen Utilities and High Income Fund

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)    (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code:   (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for one of its series, Evergreen Utilities and High Income Fund for the quarter ended May 31, 2005. This one series has an August 31 fiscal year end.
Date of reporting period:	May 31, 2005

Item 1 – Schedule of Investments

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS

May 31, 2005 (unaudited)

	Principal Amount	Value

CORPORATE BONDS 37.3%
CONSUMER DISCRETIONARY 11.3%
Auto Components 0.4%
Dura Operating Corp., Ser. B, 8.625%, 04/15/2012	$1,000,000	$905,000

Diversified Consumer Services 0.4%
Alderwoods Group, Inc., 7.75%, 09/15/2012 144A	1,000,000	1,050,000

Hotels, Restaurants & Leisure 4.0%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	1,000,000	1,097,500
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	1,000,000	987,500
Las Vegas Sands Corp., 6.375%, 02/15/2015 144A	1,000,000	967,500
MGM MIRAGE, Inc., 5.875%, 02/27/2014	1,000,000	967,500
Seneca Gaming Corp., 7.25%, 05/01/2012	1,000,000	1,015,000
Starwood Hotels & Resorts, Inc., 7.375%, 05/01/2007	1,000,000	1,047,500
Station Casinos, Inc., 6.50%, 02/01/2014	1,350,000	1,373,625
Town Sports International, Inc., 9.625%, 04/15/2011	1,000,000	1,030,000
Wynn Resorts, Ltd., 6.625%, 12/01/2014 144A	1,250,000	1,206,250

		9,692,375

Household Durables 1.4%
M/I Homes, Inc., 6.875%, 04/01/2012 144A	1,250,000	1,200,000
Meritage Homes Corp., 6.25%, 03/15/2015 144A	325,000	305,500
Technical Olympic USA, Inc., 7.50%, 01/15/2015	1,000,000	920,000
WCI Communities, Inc., 9.125%, 05/01/2012	820,000	856,900

		3,282,400

Media 2.6%
CSC Holdings, Inc., 7.625%, 04/01/2011	1,000,000	1,065,000
Dex Media West LLC, 5.875%, 11/15/2011	1,500,000	1,492,500
LIN TV Corp., 6.50%, 05/15/2013	650,000	633,750
Mediacom LLC, 9.50%, 01/15/2013	1,000,000	997,500
MediaNews Group, Inc., 6.375%, 04/01/2014	1,000,000	945,000
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,000,000	1,162,500

		6,296,250

Multi-line Retail 0.4%
J.C. Penney Co., Inc., 7.375%, 08/15/2008	1,000,000	1,070,000

Specialty Retail 1.2%
Central Garden & Pet Co., 9.125%, 02/01/2013	1,500,000	1,605,000
Group 1 Automotive, Inc., 8.25%, 08/15/2013	1,000,000	1,010,000
Payless ShoeSource, Inc., 8.25%, 08/01/2013	300,000	312,750

		2,927,750

Textiles, Apparel & Luxury Goods 0.9%
Oxford Industries, Inc., 8.875%, 06/01/2011	1,000,000	1,040,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,000,000	1,095,000

		2,135,000

CONSUMER STAPLES 3.4%
Food & Staples Retailing 1.7%
Ingles Markets, Inc., 8.875%, 12/01/2011	1,000,000	1,011,250
NeighborCare, Inc., 6.875%, 11/15/2013	1,000,000	1,025,000
Rite Aid Corp., 8.125%, 05/01/2010	1,000,000	992,500
Roundy’s, Inc., Ser. B, 8.875%, 06/15/2012	1,000,000	1,035,000

		4,063,750

Food Products 1.3%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	1,000,000	1,040,000
Chiquita Brands International, Inc., 7.50%, 11/01/2014	590,000	563,450
Del Monte Foods Co., 6.75%, 02/15/2015 144A	1,500,000	1,503,750

		3,107,200

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.4%
Church & Dwight Co., Inc., 6.00%, 12/15/2012 144A	$1,000,000	$1,005,000

ENERGY 3.6%
Energy Equipment & Services 1.2%
Dresser, Inc., 9.375%, 04/15/2011	1,500,000	1,571,250
Hornbeck Offshore Services, Ser. B, 6.125%, 12/01/2014	150,000	150,375
Offshore Logistics, Inc., 6.125%, 06/15/2013	1,000,000	942,500
Parker Drilling Co., 9.625%, 10/01/2013	315,000	355,950

		3,020,075

Oil, Gas & Consumable Fuels 2.4%
Chesapeake Energy Corp., 6.875%, 01/15/2016	1,000,000	1,050,000
Exco Resources, Inc., 7.25%, 01/15/2011	1,500,000	1,470,000
Ferrellgas Partners LP, 6.75%, 05/01/2014	1,000,000	935,000
Frontier Oil Corp., 6.625%, 10/01/2011	125,000	126,250
Plains Exploration & Production Co., 8.75%, 07/01/2012	1,000,000	1,095,000
Williams Companies, Inc., 7.125%, 09/01/2011	1,000,000	1,075,000

		5,751,250

FINANCIALS 3.1%
Diversified Financial Services 0.4%
Arch Western Finance LLC, 6.75%, 07/01/2013	1,000,000	1,025,000

Insurance 0.7%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	1,500,000	1,612,500

Real Estate 2.0%
CB Richard Ellis Group, Inc., 9.75%, 05/15/2010	650,000	728,812
Host Marriott Corp., Ser. J, REIT, 7.125%, 11/01/2013	1,000,000	1,035,000
La Quinta Properties, Inc., 7.00%, 08/15/2012	1,000,000	1,028,750
Omega Healthcare Investors, Inc., REIT, 7.00%, 04/01/2014	1,000,000	1,002,500
Thornburg Mortgage, Inc., REIT, 8.00%, 05/15/2013	1,000,000	1,000,000

		4,795,062

HEALTH CARE 1.5%
Health Care Providers & Services 1.5%
Extendicare, Inc., 6.875%, 05/01/2014	1,000,000	975,000
HCA, Inc., 6.375%, 01/15/2015	1,000,000	1,024,263
Omnicare, Inc., 6.125%, 06/01/2013	675,000	666,562
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,000,000	1,017,500

		3,683,325

INDUSTRIALS 5.5%
Aerospace & Defense 1.1%
Aviall, Inc., 7.625%, 07/01/2011	1,000,000	1,047,500
DRS Technologies, Inc., 6.875%, 11/01/2013	1,500,000	1,537,500

		2,585,000

Commercial Services & Supplies 2.2%
Adesa, Inc., 7.625%, 06/15/2012	1,000,000	1,000,000
Allied Waste North America, Inc., 6.375%, 04/15/2011	1,250,000	1,200,000
Corrections Corporation of America, 6.25%, 03/15/2013 144A	1,050,000	1,021,125
Geo Group, Inc., 8.25%, 07/15/2013	1,000,000	967,500
NationsRent West, Inc., 9.50%, 10/15/2010	1,000,000	1,077,500

		5,266,125

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 1.7%
Case New Holland, Inc., 9.25%, 08/01/2011 144A	$1,000,000	$1,060,000
Manitowoc Co., Inc., 7.125%, 11/01/2013	1,000,000	1,040,000
Navistar International Corp., 6.25%, 03/01/2012 144A	1,000,000	955,000
Terex Corp., 7.375%, 01/15/2014	1,000,000	1,030,000

		4,085,000

Road & Rail 0.5%
Progress Rail Services Corp., 7.75%, 04/01/2012 144A	1,250,000	1,243,750

INFORMATION TECHNOLOGY 0.6%
IT Services 0.6%
Unisys Corp., 6.875%, 03/15/2010	1,500,000	1,477,500

MATERIALS 5.9%
Chemicals 2.1%
Equistar Chemicals LP, 10.625%, 05/01/2011	1,000,000	1,107,500
Huntsman Advanced Materials LLC:
11.00%, 07/15/2010 144A	1,000,000	1,145,000
11.625%, 10/15/2010	650,000	750,750
Lyondell Chemical Co., 10.50%, 06/01/2013	1,000,000	1,146,250
Scotts Co., 6.625%, 11/15/2013	1,000,000	1,015,000

		5,164,500

Containers & Packaging 1.1%
Jefferson Smurfit Corp., 7.50%, 06/01/2013	1,000,000	940,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014	1,000,000	1,015,000
Plastipak Holdings, Inc., 10.75%, 09/01/2011	575,000	631,063

		2,586,063

Metals & Mining 1.7%
Alaska Steel Corp., 7.75%, 06/15/2012	1,000,000	912,500
Century Aluminum Co., 7.50%, 08/15/2014	1,000,000	985,000
Foundation Pennsylvania Coal Co., 7.25%, 08/01/2014	1,000,000	1,035,000
United States Steel Corp., 10.75%, 08/01/2008	1,000,000	1,135,000

		4,067,500

Paper & Forest Products 1.0%
Boise Cascade LLC, 7.125%, 10/15/2014 144A	1,250,000	1,196,875
Georgia Pacific Corp., 8.125%, 05/15/2011	1,000,000	1,132,500

		2,329,375

TELECOMMUNICATION SERVICES 1.6%
Diversified Telecommunication Services 1.2%
Citizens Communications Co., 6.25%, 01/15/2013	1,000,000	970,000
Insight Midwest LP, 10.50%, 11/01/2010	1,000,000	1,070,000
Qwest Communications International, Inc., 7.875%, 09/01/2011 144A	760,000	792,300

		2,832,300

Wireless Telecommunication Services 0.4%
Rural Cellular Co., 8.25%, 03/15/2012	1,000,000	1,027,500

UTILITIES 0.8%
Electric Utilities 0.4%
Reliant Energy, Inc., 6.75%, 12/15/2014	1,000,000	957,500

Independent Power Producers & Energy Traders 0.4%
NRG Energy, Inc., 8.00%, 12/15/2013 144A	782,000	828,920

Total Corporate Bonds (cost $92,113,016)		89,872,970

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE 1.0%
CONSUMER STAPLES 0.2%
Food & Staples Retailing 0.2%
The Jean Coutu Group (PJC), Inc., 8.50%, 08/01/2014	$475,000	$464,313

MATERIALS 0.4%
Paper & Forest Products 0.4%
Millar Western Forest Products, Ltd., 7.75%, 11/15/2013	1,000,000	915,000

TELECOMMUNICATION SERVICES 0.4%
Wireless Telecommunication Services 0.4%
Rogers Wireless, Inc., 6.375%, 03/01/2014	1,000,000	1,000,000

Total Yankee Obligations-Corporate (cost $2,463,953)		2,379,313

	Shares	Value

CONVERTIBLE PREFERRED STOCKS 1.5%
UTILITIES 1.5%
Electric Utilities 1.5%
PNM Resources, Inc., 6.75%, 05/16/2008 (cost $3,300,000)	66,000	3,509,220

COMMON STOCKS 94.2%
ENERGY 6.4%
Oil, Gas & Consumable
Fuels 6.4%
Crosstex Energy, Inc.	180,000	8,236,800
ENI SpA, ADR *	29,050	3,726,534
Southwestern Energy Co.	50,000	3,490,000

		15,453,334

FINANCIALS 6.5%
Real Estate 6.5%
Global Signal, Inc. REIT	450,000	15,673,500

TELECOMMUNICATION SERVICES 6.8%
Diversified Telecommunication Services 4.1%
Alltel Corp.	1,000	58,170
BellSouth Corp.	50,000	1,338,000
SBC Communications, Inc.	25,000	584,500
Shenandoah
Telecommunications Co.	63,384	2,028,288
Sprint Corp.	250,000	5,922,500

		9,931,458

Wireless Telecommunication Services 2.7%
Bouygues SA	50,000	1,924,590
Dobson Communications Corp. *	100,000	213,000
SunCom Wireless Holdings, Inc. *	150,000	315,000
Western Wireless Corp.,
Class A *	100,000	3,981,000

		6,433,590

UTILITIES 74.5%
Electric Utilities 43.9%
Ameren Corp.	100,100	5,463,458
American Electric Power Co., Inc.	10,000	356,900
Central Vermont Public Service Corp.	500	10,500
Cinergy Corp.	75,000	3,092,250
Cleco Corp.	95,000	1,984,550
DPL, Inc.	400,000	10,124,000
E.ON AG	900,000	26,100,000
Edison International	5,000	183,750
Enel SpA	1,500,000	13,471,659

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Entergy Corp.	170,000	$12,211,100
Exelon Corp.	290,000	13,586,500
FirstEnergy Corp.	150,000	6,645,000
Hawaiian Electric Industries, Inc.	100,000	2,580,000
Maine & Maritimes Corp.	34,100	912,175
MGE Energy, Inc.	70,100	2,523,600
Progress Energy, Inc.	1,000	44,230
Scottish and Southern Energy plc	50,000	892,528
Southern Co.	3,000	101,850
TERNA SpA	2,000,000	5,256,154
TECO Energy, Inc.	1,000	17,680
Westar Energy, Inc.	5,000	115,350
Wisconsin Energy Corp.	1,500	54,450
Xcel Energy, Inc.	4,500	82,935

		105,810,619

Gas Utilities 1.7%
Atmos Energy Corp.	100,000	2,829,000
NiSource, Inc.	50,000	1,205,000
ONEOK, Inc.	5,000	154,250
UGI Corp.	2,000	53,020

		4,241,270

Independent Power Producers & Energy Traders 8.5%
Calpine Corp. *	500,000	1,490,000
Constellation Energy Group, Inc.	1,000	53,450
Duke Energy Corp.	400,000	10,992,000
TXU Corp.	100,100	8,036,028

		20,571,478

Multi-Utilities 14.5%
Energy East Corp.	15,000	420,000
National Grid Transco plc	1,340,000	13,139,737
RWE AG	50,000	3,052,779
SCANA Corp.	240,000	10,111,200
United Utilities plc	300,000	3,696,367
Vectren Corp.	170,000	4,639,300

		35,059,383

Water Utilities 5.9%
AWG plc	50,000	813,465
Kelda Group plc	300,000	3,512,855
Northumbrian Water Group plc	1,900,000	6,625,983
Pennichuck Corp.	34,000	910,860
Pennon Group plc	25,000	458,540
Severn Trent plc	100,000	1,839,616

		14,161,319

Total Common Stocks (cost $193,816,933)		227,335,951

EVERGREEN UTILITIES AND HIGH INCOME FUND SCHEDULE OF INVESTMENTS continued

May 31, 2005 (unaudited)

	Shares	Value

PREFERRED STOCKS 3.8%
ENERGY 3.0%
Oil, Gas & Consumable Fuels 3.0%
El Paso Corp.	7,500	$7,327,500

UTILITIES 0.8%
Electric Utilities 0.8%
Dayton Power & Light Co., Ser. A	9,416	716,204
Dayton Power & Light Co., Ser. B	5,120	393,440
Southern California Edison Co.	42,100	804,321

		1,913,965

Total Preferred Stocks (cost $9,175,727)		9,241,465

UNIT INVESTMENT TRUST 0.2%
Kayne Anderson MLP Investment Co. (cost $375,000)	15,000	390,000

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional Money Market Fund ø (cost $8,076,701)	8,076,701	8,076,701

Total Investments (cost $309,321,330) 141.3%		340,805,620
Other Assets and Liabilities (41.3%)		(99,550,120)

Net Assets 100.0%		$241,255,500

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
*	Non-income producing security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust

At May 31, 2005, the Fund had the following open interest rate swap agreement:

Expiration	Notional Amount	Counterparty	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Gain
11/16/07	$43,000,000	Royal Bank of Scotland Greenwich Capital	Fixed-3.525%	Floating-3.09%	$510,921

On May 31, 2005, the aggregate cost of securities for federal income tax purposes was $309,321,330. The gross unrealized appreciation and depreciation on securities based on tax cost was $77,735,823 and $46,251,533, respectively, with a net unrealized appreciation of $31,484,290.

Item 2 – Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-39(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-3(d) under the Investment Company Act of 1940, are attached as EX-99.CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Utilities and High Income Fund

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro —————————————— Dennis H. Ferro, Principal Executive Officer Date: July 29, 2005

By: /s/ Carol A. Kosel —————————————— Carol A. Kosel Principal Financial Officer Date: July 29, 2005